Document and Entity Information	Jul. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2020
Entity Registrant Name	Newmont Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31240
Entity Tax Identification Number	84-1611629
Entity Address, Address Line One	6363 South Fiddlers Green Circle
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	303
Local Phone Number	863-7414
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001164727
Title of 12(b) Security	Common stock, par value $1.60 per share
Trading Symbol	NEM
Security Exchange Name	NYSE